Financial investments and financial receivables	12 Months Ended
Dec. 31, 2023
Financial investments and financial receivables [Abstract]
Financial investments and financial receivables
16 Financial investments and financial receivables

Non-current financial investments
At 31 December
(in USD million) 2023 2022
Bonds 1,863 1,448
Listed equity securities 1,035 794
Non-listed equity securities 543 491
Financial investments 3,441 2,733
Bonds and equity securities mainly relate to investment portfolios held by Equinor’s captive insurance company and other listed and
non-listed equities held for long-term strategic purposes, mainly accounted for using fair value through profit or loss.

Non-current prepayments and financial receivables
At 31 December
(in USD million) 2023 2022
Interest-bearing financial receivables

341 1,658
Other interest-bearing receivables 40 66
Prepayments and other non-interest-bearing receivables 910 339
Prepayments and financial receivables 1,291 2,063
Prepayments and other non-interest-bearing receivables mainly relate to commodity sales contracts with customers and lease
prepayments. Interest-bearing financial receivables primarily relate to loans to employees and project financing of equity accounted
companies. Other interest-bearing receivables primarily relate to financial sublease and tax receivables.

Current financial investments
At 31 December
(in USD million) 2023 2022
Time deposits 17,846 12,373
Interest-bearing securities 11,378 17,504
Financial investments 29,224 29,876
At 31 December 2023, current financial investments include USD 458 million in investment portfolios held by Equinor’s captive
insurance company which mainly are accounted for using fair value through profit or loss.

The corresponding balance at 31 December
2022 was USD 410

million.
For information about financial instruments by category, see note 28 Financial instruments and fair value measurement
.